Finance Subsidiaries-receivables, Net (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	¥ 5,599,072	¥ 4,746,097
Less:
Allowance for credit losses	24,851	19,716	23,049
Allowance for losses on lease residual values	2,131	3,354
Unearned interest income and fees	38,093	18,697
Finance receivables, net	5,533,997	4,704,330
Finance subsidiaries-receivables, net	4,781,768	4,031,137
Less current portion	1,464,215	1,243,002
Noncurrent finance subsidiaries-receivables, net	3,317,553	2,788,135
Trade accounts and notes receivables, net
Less:
Finance receivables, net	498,230	461,450
Other assets, net
Less:
Finance receivables, net	253,999	211,743
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	4,678,741	3,865,430
Less:
Allowance for credit losses	21,637	17,643	20,497
Direct financing lease
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	422,936	448,672
Less:
Allowance for credit losses	636	789	1,151
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	497,395	431,995
Less:
Allowance for credit losses	2,578	1,284	1,401
Wholesale flooring
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	434,219	389,562
Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	¥ 63,176	¥ 42,433